Revenue and Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of geographical areas [line items]
Company allocated the transaction price to the performance obligations

The Group allocated the transaction price to the performance obligations as of December 31, 2025 as follows:

	Transaction price	Revenue recognized for the twelve months ended December 31, 2025	Cumulative revenue recognized as of December 31, 2025
(In thousands)
License	$8,500	$8,500	$8,500
Initial supply	1,500	—	—
	$10,000	$8,500	$8,500